Hedged Equity Laddered Overlay ETF Average Annual Total Returns		12 Months Ended	27 Months Ended	60 Months Ended	82 Months Ended
	Oct. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
S&P 500 INDEX(Reflects No Deduction for Fees, Expenses, or Taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		17.88%	24.58%
ICE BOFA 3-MONTH US TREASURY BILL INDEX(Reflects No Deduction for Fees, Expenses, or Taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		4.18%	4.82%	3.18%	2.70%
ETF
Prospectus [Line Items]
Average Annual Return, Percent		8.05%	14.12%
Performance Inception Date	Sep. 28, 2023
ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		7.88%	13.94%
ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		4.89%	10.95%